Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Parenthetical) (Detail) - Dec. 31, 2017	KRW (₩)	USD ($)
Structured bonds [Member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	₩ 50,000,000,000
Fixed-to-fixed cross currency swap, Jul, 20, 2007 [Member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		$ 400,000,000
Floating-to-fixed Interest Rate Swap, Dec. 20, 2016 [Member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	49,000,000
Floating-to-fixed Interest Rate Swap, Jan. 30, 2017 [Member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	28,583,000
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	50,000,000
Fixed-to-fixed Cross Currency Swap, Nov. 1, 2012 [Member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		700,000,000
Fixed-to-fixed Cross Currency Swap, Oct. 29, 2013 [Member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		300,000,000
Fixed-to-fixed Cross Currency Swap, Mar. 7, 2013 [Member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		300,000,000
Fixed-to-fixed Cross Currency Swap, Dec. 16, 2013 [Member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		$ 51,775,000
Floating-to-fixed Interest Rate Swap, Mar. 31, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	₩ 30,000,000